Taxation (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Unrecognized tax losses	Dec. 31, 2013 Unrecognized tax losses	Dec. 31, 2012 Unrecognized tax losses	Dec. 31, 2014 Accrued salaries and other expenses	Dec. 31, 2012 Accrued salaries and other expenses	Dec. 31, 2014 Advertising expenses	Dec. 31, 2013 Advertising expenses	Dec. 31, 2012 Advertising expenses	Dec. 31, 2014 Doubtful accounts
Composition of income tax expenses
Current tax expenses		6,434	9,520	8,753
Deferred taxation	(552)	(3,427)	3,533	474
Income tax expenses	485	3,007	13,053	9,227
Reconciliation of the differences between the PRC statutory EIT rate
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Effect of non-deductible expenses	7.90%	7.90%	2.60%	4.90%
Effect of lower tax rates in other jurisdictions	0.30%	0.30%	(0.80%)	0.30%
Effect of preferential tax treatments	(19.30%)	(19.30%)	(15.00%)	(19.20%)
Tax incentives for research and development expenses	(7.20%)	(7.20%)	(3.90%)	(3.10%)
Withholding income tax for dividends (as a percent)	8.30%	8.30%	6.00%
Changes in valuation allowance	(2.00%)	(2.00%)	3.10%	5.60%	1.80%	1.70%	1.70%	(1.20%)	0.20%	(3.80%)	1.40%	3.70%	1.20%
Effective income tax rate	13.00%	13.00%	17.00%	13.50%
Percentage of the research and development expenses incurred in an year that may be claimed as an additional tax deduction	50.00%	50.00%	50.00%	50.00%
Effect of the preferential tax treatments
Preferential tax treatments impact to net income to ordinary shareholders		6,125	14,498	15,201
Per share effect, basic		0.14	0.32	0.33
Per share effect, diluted		0.13	0.32	0.32